ORGANIZATION Details of Segments and Clubs (Details)	Dec. 31, 2013 Entity Club
Organization Disclosure [Abstract]
Number Of Golf Clubs Owned Or Leased	96
Number Of Business Sports And Alumni Clubs Owned Or Leased	44
Number Of Joint Venture Golf Clubs Consolidated	5
Number of Joint Venture Golf Clubs Not Consolidated	1
Number of Joint Venture Business Sports & Alumni Clubs Not Consolidated	1
Number Of Golf Clubs Managed	3
Number Of Business Sports And Alumni Clubs Managed	4